UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23216

FS Series Trust

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Series Trust

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

FS Multi-Strategy Alternatives Fund (the “Fund”) is a series of FS Series Trust (the “Trust”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund’s unaudited schedule of investments as of September 30, 2018 is set forth below:

2

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds—23.5%
Actuant Corp., 5.6%, 6/15/2022		Miscellaneous Manufacturing	$350	$355	$356
AK Steel Corp., 7.5%, 7/15/2023		Iron/Steel	475	495	501
AMC Entertainment Holdings, Inc., 5.9%, 2/15/2022		Entertainment	500	509	505
Amkor Technology, Inc., 6.4%, 10/1/2022		Semiconductors	550	562	560
APX Group, Inc., 8.8%, 12/1/2020		Commercial Services	200	203	200
APX Group, Inc., 7.6%, 9/1/2023		Commercial Services	200	210	185
Beacon Roofing Supply, Inc., 6.4%, 10/1/2023	(d)	Distribution/Wholesale	625	645	648
Bombardier, Inc., 8.8%, 12/1/2021	(e)	Aerospace/Defense	550	606	608
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.1%, 7/1/2022	(e)	Home Builders	200	201	201
Cablevision Systems Corp., 5.9%, 9/15/2022		Media Entertainment	375	376	383
Carlson Travel, Inc., 6.8%, 12/15/2023	(e)	Leisure Time	200	199	201
Carrols Restaurant Group, Inc., 8.0%, 5/1/2022		Retail	125	130	130
CCO Holdings LLC / CCO Holdings Capital Corp., 5.1%, 2/15/2023		Media Entertainment	450	458	452
Century Communities, Inc., 6.9%, 5/15/2022		Home Builders	450	460	460
Chesapeake Energy Corp., 5.6%, 4/15/2019		Oil & Gas	378	378	379
Clear Channel Worldwide Holdings, Inc., 7.6%, 3/15/2020		Media Entertainment	358	361	360
Constellation Merger Sub, Inc., 8.5%, 9/15/2025	(e)	Leisure Time	100	95	95
Core & Main LP, 6.1%, 8/15/2025	(e)	Distribution/Wholesale	77	74	74
Covanta Holding Corp., 5.9%, 7/1/2025		Environmental Control	200	194	203
Covanta Holding Corp., 6.4%, 10/1/2022		Environmental Control	200	205	204
CyrusOne LP / CyrusOne Finance Corp., 5.4%, 3/15/2027		Real Estate Investment Trusts	450	451	461
Diamond Resorts International, Inc., 7.8%, 9/1/2023	(e)	Lodging	350	365	360
DynCorp International, Inc., 11.9%, 11/30/2020		IT Services	400	416	417
Envision Healthcare Corp., 5.6%, 7/15/2022	(d)	Healthcare-Services	563	571	579
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/2025	(e)	Real Estate	300	306	302
GCI LLC, 6.8%, 6/1/2021		IT Services	245	248	248
Genesis Energy LP / Genesis Energy Finance Corp., 6.8%, 8/1/2022		Pipelines	275	282	281
Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/2025		Pipelines	200	194	195
GEO Group, Inc., 5.9%, 1/15/2022		Real Estate Investment Trusts	375	385	379
GEO Group, Inc., 6.0%, 4/15/2026		Real Estate Investment Trusts	375	367	361
GFL Environmental, Inc., 5.6%, 5/1/2022	(e)	Environmental Control	350	339	340
HCA, Inc., 5.4%, 2/1/2025		Healthcare-Services	688	693	703
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.3%, 2/1/2022		Financial Services	350	360	360
Ingram Micro, Inc., 5.5%, 12/15/2024		Electronics	475	464	467
International Game Technology Plc, 6.5%, 2/15/2025	(e)	Entertainment	200	209	208
Iron Mountain, Inc., 5.8%, 8/15/2024		Real Estate Investment Trusts	500	495	495
iStar, Inc., 4.6%, 9/15/2020		Real Estate Investment Trusts	400	399	400

See notes to unaudited consolidated schedule of investments.

3

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
KGA Escrow LLC, 7.5%, 8/15/2023	(e)	Retail	$200	$208	$208
Lamar Media Corp., 5.8%, 2/1/2026		Advertising	594	603	616
Level 3 Parent LLC, 5.8%, 12/1/2022		Telecommunications	688	693	696
LIN Television Corp., 5.9%, 11/15/2022		Media Entertainment	550	567	561
M/I Homes, Inc., 5.6%, 8/1/2025		Home Builders	400	391	376
M/I Homes, Inc., 6.8%, 1/15/2021		Home Builders	59	61	60
MPT Operating Partnership LP / MPT Finance Corp., 5.0%, 10/15/2027		Real Estate Investment Trusts	563	534	546
Navistar International Corp., 6.6%, 11/1/2025	(e)	Auto Manufacturers	400	416	417
Nielsen Co. Luxembourg SARL, 5.5%, 10/1/2021	(e)	Commercial Services	250	252	251
Pactiv LLC , 8.0%, 12/15/2025	(d)	Packaging & Containers	255	287	274
Park Aerospace Holdings Ltd., 5.3%, 8/15/2022	(e)	Trucking & Leasing	374	370	379
Rockpoint Gas Storage Canada Ltd., 7.0%, 3/31/2023	(e)	Gas	200	199	203
Sprint Corp., 7.3%, 9/15/2021		Telecommunications	688	720	728
StandardAero Aviation Holdings, Inc., 10.0%, 7/15/2023	(e)	Engineering & Construction	400	431	432
SUPERVALU, Inc., 7.8%, 11/15/2022		Food	142	147	148
TransDigm, Inc., 6.5%, 7/15/2024		Aerospace/Defense	530	542	544
TransDigm, Inc., 6.0%, 7/15/2022		Aerospace/Defense	200	201	204
Transocean Phoenix 2 Ltd., 7.8%, 10/15/2024	(e)	Oil & Gas Services	255	270	270
Tribune Media Co., 5.9%, 7/15/2022		Media Entertainment	656	668	672
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.3%, 10/15/2023		Real Estate Investment Trusts	188	188	182
USG Corp., 5.5%, 3/1/2025	(e)	Construction Materials	200	206	205
Vector Group Ltd., 6.1%, 2/1/2025	(e)	Agriculture	450	430	418
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.8%, 6/15/2022	(e)	Diversified Financial Services	303	314	314
Vine Oil & GAS LP / FIN Co., 9.8%, 4/15/2023	(e)	Exploration & Production	250	250	250
William Lyon Homes, Inc., 7.0%, 8/15/2022	(d)	Home Builders	575	589	587
William Lyon Homes, Inc., 6.0%, 9/1/2023		Home Builders	250	246	242
Wyndham Destinations, Inc., 4.3%, 3/1/2022		Lodging	200	195	195
Total Corporate Bonds				23,238	23,239

Convertible Bonds—14.3%
Arbor Realty Trust, Inc., 5.3%, 7/1/2021	(e)	Real Estate Investment Trusts	$500	$512	$518
Ares Capital Corp., 4.4%, 1/15/2019		Investment Company Security	500	502	502
Atlassian, Inc., 0.6%, 5/1/2023	(e)	Software	500	647	656
AXA SA, 7.3%, 5/15/2021	(e)	Insurance	500	552	537
Blackstone Mortgage Trust, Inc., 4.8%, 3/15/2023		Real Estate Investment Trusts	500	497	500
Bristow Group, Inc., 4.5%, 6/1/2023		Oil & Gas Services	500	506	505
FireEye, Inc., 1.6%, 6/1/2035		Internet	500	460	460
Gannett Co., Inc., 4.8%, 4/15/2024	(e)	Media Entertainment	250	252	262
Herbalife Nutrition Ltd., 2.6%, 3/15/2024	(e)	Pharmaceuticals	500	538	537
IH Merger Sub LLC, 3.5%, 1/15/2022		Real Estate Investment Trusts	600	675	662
Invacare Corp., 5.0%, 2/15/2021		Healthcare-Products	500	582	543

See notes to unaudited consolidated schedule of investments.

4

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Ligand Pharmaceuticals, Inc., 0.8%, 5/15/2023	(e)	Biotechnology	$1,000	$1,198	$1,220
Medicines Co., 2.5%, 1/15/2022		Biotechnology	500	581	539
MongoDB, Inc., 0.8%, 6/15/2024	(e)	Software	500	497	664
Nuance Communications, Inc., 1.0%, 12/15/2035		Software	141	126	133
Okta, Inc., 0.3%, 2/15/2023	(e)	Internet	500	769	775
Redwood Trust, Inc., 4.8%, 8/15/2023		Real Estate Investment Trusts	300	290	288
Silicon Laboratories, Inc., 1.4%, 3/1/2022		Semiconductors	500	579	573
Splunk, Inc., 1.1%, 9/15/2025	(e)	Software	500	500	517
Tesla, Inc., 1.3%, 3/1/2021		Auto Manufacturers	1,000	970	959
Twilio, Inc., 0.3%, 6/1/2023	(e)	Internet	500	668	675
Twitter, Inc., 1.0%, 9/15/2021		Internet	1,000	929	923
Veeco Instruments, Inc., 2.7%, 1/15/2023		Semiconductors	500	446	426
Wright Medical Group N.V., 2.3%, 11/15/2021		Healthcare-Products	500	695	723
Total Convertible Bonds				13,971	14,097

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stock—0.0%
ON Semiconductor Corp.	(f)	Semiconductors	600	$11	$11
Total Common Stock				11	11
Convertible Preferred Stock—1.0%
CenterPoint Energy, Inc., 7%, 09/01/2021		Electric	20,000	$1,005	$1,010
Total Convertible Preferred Stock				1,005	1,010

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—48.0%
State Street Institutional Liquid Reserves Fund - Premier Class	(g)	2.14%	47,489,798	$47,494	$47,494
Total Short-Term Investments				47,494	47,494

Portfolio Company(a)	Counterparty	Footnotes	Industry	Contracts	Cost	Fair Value(c)
Put Options Purchased—0.0%
Bristow Group, Inc., $7.5, 12/18/2018	Morgan Stanley	(f)	Oil & Gas Services	8	$2	$2
Redwood Trust, Inc., $12.5, 10/19/2018	Morgan Stanley	(f)	Real Estate Investment Trusts	3	1	—
Wright Medical Group NV, $17.5, 11/16/2018	Morgan Stanley	(f)	Healthcare-Products	2	—	—
Total Put Options Purchased					3	2
TOTAL INVESTMENTS—86.8%					$85,722	$85,853
Other Assets in Excess of Liabilities—13.2%						12,990
Net Assets—100.0%						$98,843

See notes to unaudited consolidated schedule of investments.

5

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short—(0.2)%
AMC Entertainment Holdings, Inc., 5.9%, 11/15/2026		Entertainment	$(100)	$(98)	$(96)
CF Industries, Inc., 3.5%, 6/1/2023		Chemicals	(73)	(72)	(70)
Total Corporate Bonds Sold Short				(170)	(166)

Portfolio Company(a)	Footnotes	Industry	Number of Shares(b)	Cost	Fair Value(c)
Common Stock Sold Short—(7.6)%
Arbor Realty Trust, Inc.		Real Estate Investment Trusts	22,100	$(252)	$(254)
Atlassian Corp. Plc		Software	4,700	(446)	(452)
AXA Equitable Holdings, Inc.		Insurance	18,500	(412)	(397)
Blackstone Mortgage Trust, Inc.		Real Estate Investment Trusts	4,500	(150)	(151)
Bristow Group, Inc.		Oil & Gas Services	25,600	(309)	(311)
CenterPoint Energy, Inc.		Electric	23,200	(637)	(641)
Gannett Co., Inc.		Media Entertainment	12,200	(119)	(122)
Herbalife Nutrition Ltd.		Pharmaceuticals	5,600	(309)	(305)
Invacare Corp.		Healthcare-Products	21,000	(349)	(305)
Invitation Homes, Inc.		Real Estate Investment Trusts	17,100	(404)	(392)
Ligand Pharmaceuticals, Inc.		Biotechnology	2,950	(789)	(810)
Medicines Co.		Biotechnology	9,600	(328)	(287)
MongoDB, Inc.		Software	5,650	(311)	(461)
Nuance Communications, Inc.		Software	1,547	(22)	(27)
Okta, Inc.		Internet	9,100	(636)	(640)
RedwoodTrust, Inc.		Real Estate Investment Trusts	5,700	(94)	(93)
Silicon Laboratories, Inc.		Semiconductors	3,800	(356)	(349)
Splunk, Inc.		Software	2,200	(257)	(266)
Tesla, Inc.		Auto Manufacturers	830	(224)	(220)
Twilio, Inc.		Internet	5,600	(476)	(483)
Veeco Instruments, Inc.		Semiconductors	3,429	(50)	(35)
Wright Medical Group N.V.		Healthcare-Products	19,000	(525)	(551)
Total Common Stock Sold Short				(7,455)	(7,552)
Total Investments Sold Short				(7,625)	(7,718)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Total Return Equity Swaps(h)—0.0%
Deutsche Bank	Nice Ltd.	F - 0.4%	USD	453	10/6/2018	Monthly	$—	$7	$7	$—
Deutsche Bank	Veeco Instruments, Inc.	LIBOR - 0.4%	USD	15	12/7/2018	Monthly	—	—	—	—
Deutsche Bank	ON Semiconductor Corp.	LIBOR - 0.4%	USD	219	5/16/2019	Monthly	—	7	7	—
Deutsche Bank	Redwood Trust, Inc.	LIBOR - 0.4%	USD	84	6/12/2019	Monthly	—	1	1	—
Deutsche Bank	Silicon Laboratories, Inc.	LIBOR - 0.4%	USD	228	6/12/2019	Monthly	—	3	3	—
Total Total Return Equity Swaps							$—	$18	$18	$—

See notes to unaudited consolidated schedule of investments.

6

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Total Return Debt Swaps(h)—0.0%
Deutsche Bank	LIBOR + 0.9%	Redwood Trust, Inc., 4.8%, 8/15/2023	USD	266	6/12/2019	Monthly	$—	$(2)	$—	$2
Deutsche Bank	LIBOR + 0.9%	Veeco Instruments, Inc., 2.7%, 01/15/2023	USD	170	12/7/2018	Monthly	5	(2)	—	7
Deutsche Bank	LIBOR + 0.9%	Silicon Laboratories, Inc., 1.4%, 3/1/2022	USD	375	6/12/2019	Monthly	(2)	(6)	—	4
Deutsche Bank	LIBOR + 0.9%	Nice Ltd., 1.3%, 1/15/2024	USD	557	1/18/2019	Monthly	(17)	(11)	6	—
Deutsche Bank	LIBOR + 0.9%	ON Semiconductor Corp., 1.0%, 12/1/2020	USD	360	5/16/2019	Monthly	(3)	(13)	—	10
Total Total Return Debt Swaps							$(17)	$(34)	$6	$23

See notes to unaudited consolidated schedule of investments.

7

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Total Return Index Swaps(h)—(0.4)%
Barclays Bank PLC	Fixed rate of 0.68%	Total return on Barclays Trendstar+ Alt Roll 2 Index(i)	USD	5,800	5/31/2019	Quarterly	$—	$(25)	$—	$25
Barclays Bank PLC	Fixed rate of 0.10%	Total return on Barclays Cross Asset Trend Index– Bond Index(j)	USD	4,350	5/31/2019	Quarterly	—	(41)	—	41
Barclays Bank PLC	Fixed rate of 0.25%	Total return on Barclays Cross Asset Trend Index – Developed FX Index(k)	USD	1,740	5/31/2019	Quarterly	—	(28)	—	28
Barclays Bank PLC	Fixed rate of 0.25%	Total return on Barclays Cross Asset Trend Index - Equity Index(l)	USD	4,350	5/31/2019	Quarterly	—	(1)	—	1
Barclays Bank PLC	Fixed rate of 0.15%	Total return on Barclays Cross Asset Trend Index –Money Market(m)	USD	4,350	5/31/2019	Quarterly	—	(29)	—	29
Barclays Bank PLC	Fixed rate of 0.25%	Total return on Barclays Cross Asset Trend Index – EM FX Index(n)	USD	2,610	5/31/2019	Quarterly	—	(25)	—	25
Deutsche Bank		Total return on Deutsche Bank S&P 500 Mean Reversion Index(o)	USD	2,432	5/31/2019	Monthly	—	1	1	—
Deutsche Bank		Total return on Deutsche Bank EU Fixed Income Long Vol Composite Index(p)	EUR	4,160	5/31/2019	Quarterly	7	(36)	—	43
Deutsche Bank		Total return on Deutsche Bank US Fixed Income Long Vol Composite Index(q)	USD	4,778	5/31/2019	Quarterly	18	(34)	—	52
Goldman Sachs International	Fixed rate of 0.45%	Total return on Goldman Sachs FX Multi Factor(r)	USD	3,295	5/31/2019	Monthly	—	—	0	—

See notes to unaudited consolidated schedule of investments.

8

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	Fixed rate of 0.40%	GS RP Equity World Long Short Series 88 Excess Return Strategy(s)	USD	8,479	5/31/2019	Quarterly	$—	$(248)	$—	$248
Goldman Sachs International	Fixed rate of 0.15%	Total Return on Goldman Sachs Cross Asset Trend Risk Parity(t)	USD	5,847	5/31/2019	Quarterly	—	(130)	—	130
JP Morgan Chase Bank, N.A.	Fixed rate of 0.25%	Total return on J. P. Morgan Government Bond Carry to–Risk Index(u)	USD	34,750	5/31/2019	Quarterly	—	(133)	—	133
JP Morgan Chase Bank, N.A.	Fixed rate of 1.40%	Total Return on JPM Commodity Carry Pairs Capped(v)	USD	4,800	5/31/2019	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A.	Fixed rate of 0.70%	Total Return on JPM Commodity Curve(w)	USD	10,800	5/31/2019	Quarterly	—	(93)	—	93
JP Morgan Chase Bank, N.A.		Total return on J.P. Morgan Equity Risk Premium – Global Balanced Multi-Factor Index(x)	USD	7,248	5/31/2019	Monthly	—	—	—	—
JP Morgan Chase Bank, N.A.	Fixed rate of 0.20%	Total return on JPM US Conviction Mean Reversion Index(y)	USD	2,992	5/31/2019	Monthly	—	—	—	—
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version 1	3 Month Libor	USD	1,500	12/20/2018	Quarterly	—	(15)	—	15
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version 1	3 Month Libor	USD	1,500	3/20/2019	Quarterly	—	(6)	—	6
Morgan Stanley Capital Services LLC	Fixed rate of 0.40%	Total return on Morgan Stanley Equity Risk Premia Multi-Factor Index(z)	USD	5,951	5/31/2019	Quarterly	—	(144)	—	144
Morgan Stanley Capital Services LLC	Fixed rate of 0.50%	Total return on Morgan Stanley eVol Hedge Index(aa)	USD	2,400	7/26/2019	Quarterly	—	—	—	0

See notes to unaudited consolidated schedule of investments.

9

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley Equity Growth Factor Index(bb)	F + 0.15%	USD	27,510	7/30/2019	Quarterly	$—	$(34)	$—	$34
Morgan Stanley Capital Services LLC	F + 0.30%	Total return on Morgan Stanley Equity Value Factor Index(cc)	USD	36,983	7/30/2019		—	612	612	—
Societe Generale	Fixed rate of 0.15%	Total return on SGI US Delta Capped Mean Reversion Index(dd)	USD	2,000	5/31/2019	Quarterly	—	21	21	—
Total Total Return Index Swaps							$25	$(388)	$634	$1,047
Total							$8	$(404)	$658	$1,070

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of September 30, 2018 is determined by the board of trustees of FS Series Trust (the “Trust”).

(d)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $2,088, which represents approximately 2.1% of net assets as of September 30, 2018.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $12,097, which represents approximately 12.0% of net assets as of September 30, 2018.

(f)	Non-income producing security.

(g)	Rate represents the seven-day yield as of September 30, 2018.

(h)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(i)	Aims to extract excess return from steepening/flattening trends in the USD swap curve. Designed to perform in both steepening/flattening environments.

Top Underlying Components	Notional	Percentage of Notional
Cash
US Dollar	19,775	342.43%
Future
90DAY EURO$ FUTURE Dec18	(19,775)	(342.43)%
Swap
Invt Swap Ind USD 2 YR TRI	(25,550)	(442.43)%
Invt Swap Ind USD 10 YR TRI	5,775	100.00%

See notes to unaudited consolidated schedule of investments.

10

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

(j)	Barclays Cross-Asset Trend constituent. Uses a rolling series of the most liquid front and deferred futures contracts across the six asset classes from all the major exchanges globally. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUTURE Dec18	(4,309)	(100.00)%
US 2YR NOTE (CBT) FUTURE Dec18	(4,309)	(100.00)%
EURO-BOBL FUTURE Dec18	(1,658)	(38.48)%
LONG GILT FUTURE Dec18	(1,077)	(25.00)%

(k)	Barclays Cross-Asset Trend constituent. Uses a rolling series of the most liquid front and deferred futures contracts across the six asset classes from all the major exchanges globally. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
USD/CHF CURRENCY FUTURE DEC 18	515	30.07%
USD/JPY CURRENCY FUTURE DEC 18	(461)	(26.91)%
AUD/USD CURRENCY FUTURE DEC 18	(318)	(18.55)%

(l)	Barclays Cross-Asset Trend constituent. Uses a rolling series of the most liquid front and deferred futures contracts across the six asset classes from all the major exchanges globally. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Cash
US Dollar	4,349	100.00%
Futures
S&P 500 FUTURE Dec18	835	19.20%
NASDAQ 100 E-MINI Dec18	509	11.71%
FTSE 100 IDX FUTURE Dec18	(501)	(11.53)%
NIKKEI 225 (OSE) Dec18	501	11.52%
HANG SENG IDX FUTURE Oct18	(390)	(8.97)%

See notes to unaudited consolidated schedule of investments.

11

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

(m)	Barclays Cross-Asset Trend constituent. Uses a rolling series of the most liquid front and deferred futures contracts across the six asset classes from all the major exchanges globally. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
3MO EURO EURIBOR FUTURE Mar20	(6,481)	(150.00)%
3MO EURO EURIBOR FUTURE Jun20	(6,481)	(150.00)%
3MO EURO EURIBOR FUTURE Sep20	(6,481)	(150.00)%
3MO EURO EURIBOR FUTURE Dec20	(6,481)	(150.00)%
90DAY STERLING FUTURE Mar20	(3,241)	(75.00)%
90DAY STERLING FUTURE Jun20	(3,241)	(75.00)%
90DAY STERLING FUTURE Sep20	(3,241)	(75.00)%
90DAY STERLING FUTURE Dec20	(3,241)	(75.00)%

(n)	Barclays Cross-Asset Trend constituent. Uses a rolling series of the most liquid front and deferred futures contracts across the six asset classes from all the major exchanges globally. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
USD/PHP CURRENCY FUTURE OCT 18	(935)	(36.17)%
USD/TWD CURRENCY FUTURE OCT 18	(757)	(29.28)%
USD/SGD CURRENCY FUTURE NOV 18	(645)	(24.95)%
USD/INR CURRENCY FUTURE OCT 18	(582)	(22.51)%
USD/KRW CURRENCY FUTURE DEC 18	(471)	(18.24)%
USD/IDR CURRENCY FUTURE NOV 18	(368)	(14.23)%
USD/HUF CURRENCY FUTURE DEC 18	(296)	(11.44)%
USD/RUB CURRENCY FUTURE DEC 18	(232)	(8.96)%
USD/MXN CURRENCY FUTURE DEC 18	227	8.79%
USD/BRL CURRENCY FUTURE NOV 18	(174)	(6.72)%
USD/ZAR CURRENCY FUTURE DEC 18	(156)	(6.05)%
USD/TRY CURRENCY FUTURE OCT 18	(73)	(2.83)%

(o)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Total Return Index	(122)	(5.00)%

(p)	Seeks to take advantage of the structural imbalance in supply and demand in rates space by owning a long volatility position with positive carry.

Top Underlying Components	Notional	Percentage of Notional
Swaps
EURO 10YR/20YR SWAPTION	€6,518	157.88%
EURO 10YR/20YR SWAP	€(2,333)	(56.51)%

See notes to unaudited consolidated schedule of investments.

12

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

(q)	Seeks to take advantage of the structural imbalance in supply and demand in rates space by owning a long volatility position with positive carry.

Top Underlying Components	Notional	Percentage of Notional
Swaps
US DOLLAR 10YR/20YR SWAPTION	9,811	206.84%
US DOLLAR 10YR/20YR SWAP	(2,334)	(49.20)%

(r)	Seeks to buy currencies with higher interest rates and sell currencies with lower interest rates (i.e. ""Carry"") and monetize the tendency for foreign exchange rates to revert to fair value in the long run (i.e. ""Value"").

Top Underlying Components	Notional	Percentage of Notional
Forwards
EUR/USD 1MO FORWARD	(1,280)	(38.84)%
USD/TRY 1MO FORWARD	1,134	34.40%
USD/CHF 1MO FORWARD	(1,120)	(34.00)%
USD/MXN 1MO FORWARD	990	30.04%
USD/ZAR 1MO FORWARD	851	25.83%
USD/KRW 1MO FORWARD	(703)	(21.33)%
USD/NOK 1MO FORWARD	702	21.31%
USD/SGD 1MO FORWARD	(695)	(21.09)%
USD/IDR 1MO FORWARD	691	20.97%
USD/INR 1MO FORWARD	657	19.93%
USD/HUF 1MO FORWARD	(656)	(19.91)%
USD/TWD 1MO FORWARD	(645)	(19.58)%
USD/ILS 1MO FORWARD	(636)	(19.30)%
USD/PHP 1MO FORWARD	546	16.57%
USD/SEK 1MO FORWARD	432	13.11%
NZD/USD 1MO FORWARD	(279)	(8.45)%
USD/JPY 1MO FORWARD	(203)	(6.16)%
USD/BRL 1MO FORWARD	198	6.00%
USD/CNH 1MO FORWARD	98	2.98%
USD/CLP 1MO FORWARD	46	1.39%
USD/RUB 1MO FORWARD	20	0.62%
GBP/USD 1MO FORWARD	(2)	(0.06)%
USD/PLN 1MO FORWARD	0	0.00%
USD/CAD 1MO FORWARD	0	0.00%
AUD/USD 1MO FORWARD	0	0.00%

See notes to unaudited consolidated schedule of investments.

13

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

(s)	Provides exposure with a long position in the GS EFI Index and a short beta adjusted position in MSCI World Index. Geared towards optimal exposure to global equities exhibiting favorable factors of low beta, value, quality, momentum, and size.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Microsoft Corp	(2,796)	(320)	(3.88)%
Amazon.com Inc	(157)	(314)	(3.82)%
Apple Inc	(1,374)	(310)	(3.77)%
HollyFrontier Corp	4,256	298	3.61%
Host Hotels & Resorts Inc	14,039	296	3.60%
Micron Technology Inc	6,496	294	3.57%
Ross Stores Inc	2,946	292	3.55%
Progressive Corp/The	4,108	292	3.55%
JPMorgan Chase & Co	(2,582)	(291)	(3.54)%
Eaton Corp PLC	3,341	290	3.52%
Centene Corp	1,996	289	3.51%
Fifth Third Bancorp	10,229	286	3.47%
Citizens Financial Group Inc	7,385	285	3.46%
Alphabet Inc	(238)	(284)	(3.45)%
WW Grainger Inc	790	282	3.43%
Johnson & Johnson	(2,034)	(281)	(3.41)%
Humana Inc	823	279	3.38%
Regions Financial Corp	15,151	278	3.38%
Exelon Corp	6,342	277	3.36%
Michael Kors Holdings Ltd	4,024	276	3.35%
Intuit Inc	1,213	276	3.35%
Alphabet Inc	(226)	(273)	(3.32)%
Exxon Mobil Corp	(3,211)	(273)	(3.32)%
Phillips 66	2,418	273	3.31%
Marathon Petroleum Corp	3,408	273	3.31%
BNP Paribas SA	4,444	272	3.30%
T Rowe Price Group Inc	2,481	271	3.29%
Valero Energy Corp	2,373	270	3.28%
Fastenal Co	4,637	269	3.27%
LyondellBasell Industries NV	2,615	268	3.26%
F5 Networks Inc	1,237	247	3.00%
Akamai Technologies Inc	3,362	246	2.99%
Align Technology Inc	621	243	2.95%
Archer-Daniels-Midland Co	4,804	241	2.93%
CA Inc	5,409	239	2.90%
Aflac Inc	4,974	234	2.84%
Public Service Enterprise Grou	4,348	230	2.79%
Accenture PLC	1,348	229	2.79%
Kohl's Corp	3,056	228	2.77%
Estee Lauder Cos Inc/The	1,563	227	2.76%
Monster Beverage Corp	3,866	225	2.74%
Anthem Inc	821	225	2.73%
Astellas Pharma Inc	12,715	222	2.69%
L'Oreal SA	919	221	2.69%
Discovery Inc	6,836	219	2.66%
Bank of America Corp	(7,304)	(215)	(2.61)%
Tyson Foods Inc	3,609	215	2.61%
Deutsche Lufthansa AG	8,732	214	2.60%
Zoetis Inc	2,324	213	2.59%
Koninklijke Ahold Delhaize NV	9,211	211	2.56%

See notes to unaudited consolidated schedule of investments.

14

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

(t)	Futures-based liquid and fully transparent strategy that is composed of four Goldman Sachs' proprietary strategies across four asset classes - FX Trend, Rates & Bonds Trend, Equity Trend, and Commodity trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
US 2YR NOTE (CBT) Dec18	(7,238)	(126.60)%
3MO EURO EURIBOR Dec19	5,422	94.84%
3MO EURO EURIBOR Mar20	5,418	94.77%
90DAY STERLING FUTURE Mar19	5,376	94.03%
90DAY EURO$ FUTURE Mar19	(5,266)	(92.11)%
90DAY EURO$ FUTURE Jun19	(5,258)	(91.97)%
90DAY EURO$ FUTURE Mar20	(5,252)	(91.87)%
90DAY EURO$ FUTURE Dec19	(5,252)	(91.87)%
3MO EURO EURIBOR Jun19	4,972	86.97%
3MO EURO EURIBOR Mar19	4,450	77.83%
90DAY STERLING FUTURE Jun19	2,912	50.93%
90DAY STERLING FUTURE Dec19	(2,907)	(50.85)%
90DAY STERLING FUTURE Mar20	(2,906)	(50.83)%
US 5YR NOTE (CBT) Dec18	(2,873)	(50.25)%
EURO-BOBL FUTURE Dec18	1,826	31.93%
JPN 10Y BOND(OSE) Dec18	(1,531)	(26.78)%
US 10YR NOTE (CBT)Dec18	(1,438)	(25.16)%
USD/PHP CURRENCY FUTURE OCT 18	(1,114)	(19.48)%
EURO-BUND FUTURE Dec18	1,045	18.27%
USD/TWD CURRENCY FUTURE OCT 18	(995)	(17.41)%
USD/SGD CURRENCY FUTURE NOV 18	(806)	(14.09)%
US LONG BOND(CBT) Dec18	(722)	(12.62)%
EURO-SCHATZ FUTURE Dec18	(651)	(11.39)%
USD/ILS CURRENCY FUTURE DEC 18	(618)	(10.81)%
USD/JPY CURRENCY FUTURE DEC 18	(558)	(9.75)%
USD/INR CURRENCY FUTURE OCT 18	(545)	(9.53)%
USD/KRW CURRENCY FUTURE DEC 18	(521)	(9.12)%
S&P500 EMINI FUTURE Dec18	500	8.74%
SPI 200 FUTURE Oct18	500	8.74%
USD/IDR CURRENCY FUTURE NOV 18	(498)	(8.71)%
S&P/TSX 60 IX FUTURE Dec18	496	8.67%
USD/CNH CURRENCY FUTURE DEC 18	(474)	(8.29)%
USD/CAD CURRENCY FUTURE DEC 18	(451)	(7.90)%
EUR/USD CURRENCY FUTURE DEC 18	(451)	(7.90)%
SWISS MKT IX FUTURE Dec18	447	7.82%
OMXS30 IND FUTURE Oct18	438	7.66%
E-Mini Russ 2000 Dec18	427	7.47%
GBP/USD CURRENCY FUTURE DEC 18	(425)	(7.43)%
IBEX 35 INDX FUTURE Oct18	(420)	(7.34)%
KOSPI2 INX FUTURE Dec18	(416)	(7.28)%
CAC40 10 EURO FUTURE Oct18	414	7.24%
AUD/USD CURRENCY FUTURE DEC 18	(398)	(6.97)%
USD/NOK CURRENCY FUTURE DEC 18	(398)	(6.97)%
LONG GILT FUTURE Dec18	393	6.87%
USD/CZK CURRENCY FUTURE DEC 18	(382)	(6.69)%
NASDAQ 100 E-MINI Dec18	377	6.60%
NZD/USD CURRENCY FUTURE DEC 18	(372)	(6.50)%
DAX INDEX FUTURE Dec18	(360)	(6.29)%
SET50 FUTURE Dec18	322	5.63%
USD/SEK CURRENCY FUTURE DEC 18	(319)	(5.57)%

See notes to unaudited consolidated schedule of investments.

15

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

(u)	Seeks to deliver enhanced returns by allocating exposure to assets from a set of government bond futures by computing the ratio of implied carry to three-month realized volatility, allocating evenly weighted risk exposure to all assets with a ratio above the set threshold.

Top Underlying Components	Notional	Percentage of Notional
Futures
JPN 10Y BOND(OSE) Dec18	19,736	57.01%
US 2YR NOTE (CBT) Dec18	19,736	57.01%
EURO-SCHATZ FUTURE Dec18	19,735	57.01%
US 5YR NOTE (CBT) Dec18	7,401	21.38%
US 10YR NOTE (CBT)Dec18	3,701	10.69%
EURO-BUND FUTURE Dec18	3,700	10.69%

(v)	Seeks to take advantage of the convexity that exists within commodity term structures by going long deferred futures contracts and short nearby futures contracts within the same commodity.

Top Underlying Components	Notional	Percentage of Notional
Futures
BRENT CRUDE FUTURE Mar19	997	20.77%
NY Harb ULSD FUTURE Feb19	(995)	(20.73)%
SUGAR #11 (WORLD) Mar19	(977)	(20.36)%
BRENT CRUDE FUTURE Dec18	956	19.92%
NY Harb ULSD FUTURE Nov18	(953)	(19.84)%
LME COPPER FUTURE Nov18	881	18.36%
COPPER FUTURE Dec18	(881)	(18.35)%
COPPER FUTURE Mar19	(717)	(14.94)%
LME COPPER FUTURE Feb19	717	14.93%
SILVER FUTURE Dec18	(565)	(11.78)%
GOLD 100 OZ FUTURE Dec18	549	11.44%
WHITE SUGAR (ICE) Mar19	527	10.99%
WTI CRUDE FUTURE Feb19	517	10.76%
LIVE CATTLE FUTURE Feb19	(485)	(10.10)%
LIVE CATTLE FUTURE Dec18	(484)	(10.09)%
CATTLE FEEDER FUTURE Mar19	484	10.08%
CATTLE FEEDER FUTURE Nov18	483	10.06%
SILVER FUTURE Mar19	(463)	(9.64)%
WTI CRUDE FUTURE Nov18	456	9.49%
GASOLINE RBOB FUTURE Nov18	(455)	(9.49)%
GASOLINE RBOB FUTURE Feb19	(452)	(9.42)%
WHITE SUGAR (ICE) Dec18	450	9.37%
GOLD 100 OZ FUTURE Feb19	449	9.36%
SOYBEAN FUTURE Mar19	(364)	(7.58)%
SOYBEAN FUTURE Nov18	(363)	(7.57)%
SOYBEAN MEAL FUTURE Dec18	361	7.52%
SOYBEAN MEAL FUTURE Mar19	360	7.50%
RED WHEAT FUTURE MGE Dec18	354	7.37%
KC HRW WHEAT FUTURE Dec18	(352)	(7.34)%
RED WHEAT FUTURE MGE Mar19	316	6.59%
KC HRW WHEAT FUTURE Mar19	(316)	(6.57)%
Low Su Gasoil G Feb19	(65)	(1.36)%

See notes to unaudited consolidated schedule of investments.

16

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

(w)	Seeks to go long commodities with the most downward sloping term structures and short commodities with the most upward sloping term structures to monetize the relative roll-yields that exists across different commodities.

Top Underlying Components	Notional	Percentage of Notional
Futures
BRENT CRUDE FUTURE Dec18	2,124	19.83%
BRENT CRUDE FUTURE Jan19	(2,017)	(18.84)%
NATURAL GAS FUTURE Nov18	(1,897)	(17.71)%
NATURAL GAS FUTURE Apr19	1,696	15.84%
COPPER FUTURE Mar19	1,354	12.65%
CORN FUTURE Dec18	(1,344)	(12.55)%
COPPER FUTURE Dec18	(1,343)	(12.54)%
CORN FUTURE Jul19	1,300	12.14%
SOYBEAN FUTURE Jul19	1,201	11.22%
SOYBEAN FUTURE Nov18	(1,121)	(10.47)%
LIVE CATTLE FUTURE Dec18	(928)	(8.67)%
NY Harb ULSD FUTURE Mar19	922	8.61%
LME PRI ALUM FUTURE Nov18	(915)	(8.55)%
NY Harb ULSD FUTURE Nov18	(910)	(8.50)%
LME PRI ALUM FUTURE Jan19	901	8.41%
SOYBEAN MEAL FUTURE Jul19	643	6.00%
SOYBEAN MEAL FUTURE Dec18	(629)	(5.88)%
LME NICKEL FUTURE Dec18	610	5.70%
LME NICKEL FUTURE Nov18	(598)	(5.59)%
LME ZINC FUTURE Dec18	543	5.08%
LME ZINC FUTURE Nov18	(527)	(4.92)%
SOYBEAN OIL FUTURE Jul19	523	4.88%
SOYBEAN OIL FUTURE Dec18	(510)	(4.76)%
LIVE CATTLE FUTURE Feb19	473	4.42%
WHEAT FUTURE(CBT) Dec18	(452)	(4.22)%
COFFEE 'C' FUTURE Dec18	(449)	(4.19)%
COFFEE 'C' FUTURE May19	447	4.17%
WHEAT FUTURE(CBT) Dec19	383	3.58%
LEAN HOGS FUTURE Dec18	(364)	(3.40)%
LIVE CATTLE FUTURE Apr19	346	3.23%
COTTON NO.2 FUTURE Mar19	329	3.07%
COTTON NO.2 FUTURE Dec18	(307)	(2.87)%
LEAN HOGS FUTURE Feb19	192	1.79%
KC HRW WHEAT FUTURE Dec18	(181)	(1.69)%
KC HRW WHEAT FUTURE Dec19	152	1.42%
LEAN HOGS FUTURE Apr19	142	1.33%
LIVE CATTLE FUTURE Jun19	133	1.24%
LEAN HOGS FUTURE Jun19	65	0.60%
GOLD 100 OZ FUTURE Dec18	(29)	(0.27)%
SUGAR #11 (WORLD) Mar19	26	0.25%
SILVER FUTURE Dec18	5	0.05%
WTI CRUDE FUTURE Nov18	5	0.05%
GASOLINE RBOB FUTURE Nov18	4	0.04%

See notes to unaudited consolidated schedule of investments.

17

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

(x)	Market neutral strategy that seeks to provide exposure to 5 well-known and researched equity risk premia: Low Beta, Size, Value, Momentum and Quality.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
ABIOMED Inc	197	88	1.22%
Alexion Pharmaceuticals Inc	(626)	(87)	(1.20)%
thyssenkrupp AG	(3,321)	(84)	(1.16)%
Shopify Inc	(500)	(82)	(1.13)%
SES SA	(3,738)	(82)	(1.13)%
Concho Resources Inc	(536)	(82)	(1.13)%
Glencore PLC	(189)	(82)	(1.13)%
Komatsu Ltd	(2,686)	(82)	(1.13)%
John Wood Group PLC	(80)	(81)	(1.11)%
Yakult Honsha Co Ltd	(984)	(81)	(1.11)%
Konica Minolta Inc	7,583	81	1.11%
Under Armour Inc	(3,794)	(81)	(1.11)%
Activision Blizzard Inc	(966)	(80)	(1.11)%
Daifuku Co Ltd	(1,578)	(80)	(1.11)%
AIA Group Ltd	(8,994)	(80)	(1.11)%
Marubeni Corp	8,773	80	1.11%
Vistra Energy Corp	3,225	80	1.11%
Vertex Pharmaceuticals Inc	(414)	(80)	(1.10)%
Encana Corp	(6,076)	(80)	(1.10)%
Parsley Energy Inc	(2,720)	(80)	(1.10)%
SoftBank Group Corp	(788)	(80)	(1.10)%
Ono Pharmaceutical Co Ltd	(2,810)	(79)	(1.10)%
Under Armour Inc	(4,077)	(79)	(1.09)%
Juniper Networks Inc	2,645	79	1.09%
Apache Corp	(1,661)	(79)	(1.09)%
Porsche Automobil Holding SE	1,175	79	1.09%
Symantec Corp	(3,712)	(79)	(1.09)%
Baker Hughes a GE Co	(2,334)	(79)	(1.09)%
Alkermes PLC	(1,856)	(79)	(1.09)%
Netflix Inc	(210)	(79)	(1.09)%
ConocoPhillips	1,017	79	1.09%
Kakaku.com Inc	4,020	79	1.08%
Keyence Corp	(135)	(78)	(1.08)%
TechnipFMC PLC	(2,511)	(78)	(1.08)%
Sprint Corp	(11,992)	(78)	(1.08)%
Mitsui & Co Ltd	4,412	78	1.08%
Cooper Cos Inc/The	283	78	1.08%
Oracle Corp	(1,517)	(78)	(1.08)%
Occidental Petroleum Corp	952	78	1.08%
Reckitt Benckiser Group PLC	(9)	(78)	(1.08)%
Nintendo Co Ltd	(214)	(78)	(1.08)%
Liberty Global PLC	(2,698)	(78)	(1.08)%
Fortinet Inc	845	78	1.08%
Lululemon Athletica Inc	480	78	1.08%
Computershare Ltd	5,405	78	1.07%
Electronic Arts Inc	(646)	(78)	(1.07)%
Methanex Corp	985	78	1.07%
Broadcom Inc	(315)	(78)	(1.07)%
Autodesk Inc	(497)	(78)	(1.07)%
Brookfield Property REIT Inc	3,704	78	1.07%

(y)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	2,992	100.00%

See notes to unaudited consolidated schedule of investments.

18

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

(z)	Global developed markets equity strategy designed to allocate to rewarding style factors in a risk-controlled framework. Rule based market-neutral long/short index strategy combining equity value, quality, size, low volatility, and momentum factor exposures using a conditional risk parity allocation framework.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR		5,863	100.97%
Common Stock
Sempra Energy	(1,337)	(152)	(2.62)%
Liberty Global PLC	(5,222)	(147)	(2.53)%
Liberty Global PLC	(5,060)	(146)	(2.52)%
Tesla Inc	(548)	(145)	(2.50)%
PG&E Corp	(3,127)	(144)	(2.48)%
ABIOMED Inc	317	143	2.46%
Barrick Gold Corp	(12,337)	(137)	(2.35)%
RioCan Real Estate Investment	6,526	125	2.15%
Crown Castle International Cor	(1,118)	(124)	(2.14)%
H&R Real Estate Investment Tru	8,081	124	2.14%
Nektar Therapeutics	2,034	124	2.14%
Valero Energy Corp	1,025	117	2.01%
Liberty Media Corp-Liberty For	(3,099)	(115)	(1.98)%
Interpublic Group of Cos Inc/T	5,038	115	1.98%
MercadoLibre Inc	(323)	(110)	(1.90)%
Brookfield Property REIT Inc	5,223	109	1.88%
United Therapeutics Corp	850	109	1.87%
Western Union Co/The	5,638	107	1.85%
Arconic Inc	(4,881)	(107)	(1.85)%
Seagate Technology PLC	2,220	105	1.81%
H&R Block Inc	4,066	105	1.80%
General Electric Co	(9,164)	(103)	(1.78)%
American Express Co	(966)	(103)	(1.77)%
Concho Resources Inc	(653)	(100)	(1.72)%
Alnylam Pharmaceuticals Inc	(1,108)	(97)	(1.67)%
Equinix Inc	(223)	(97)	(1.67)%
Vistra Energy Corp	(3,881)	(97)	(1.66)%
Cadence Design Systems Inc	2,119	96	1.65%
Facebook Inc	(583)	(96)	(1.65)%
Robert Half International Inc	1,318	93	1.60%
Charles Schwab Corp/The	(1,881)	(92)	(1.59)%
Walmart Inc	(978)	(92)	(1.58)%
Phillips 66	799	90	1.55%
Coca-Cola Co/The	(1,945)	(90)	(1.55)%
DENTSPLY SIRONA Inc	(2,375)	(90)	(1.54)%
SmartCentres Real Estate Inves	3,781	89	1.54%
HollyFrontier Corp	1,272	89	1.53%
eBay Inc	(2,686)	(89)	(1.53)%
Arrow Electronics Inc	1,200	88	1.52%
Philip Morris International In	(1,078)	(88)	(1.51)%
First Capital Realty Inc	5,749	87	1.50%
Honeywell International Inc	(530)	(84)	(1.45)%
Xerox Corp	3,078	83	1.43%
Keyera Corp	3,080	83	1.42%
Inter Pipeline Ltd	4,752	82	1.42%
Under Armour Inc	(4,229)	(82)	(1.42)%
Jack Henry & Associates Inc	511	82	1.41%
Metro Inc	2,604	81	1.40%
DXC Technology Co	863	81	1.39%

(aa)	Dynamic strategy designed to provide a hedge in times of equity market stress. The strategy buys VIX futures when risk-off signal is triggered with the size dependent on the magnitude of the risk-off signal.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	2,400	100.00%

See notes to unaudited consolidated schedule of investments.

19

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

(bb)	Seeks to provide directional exposure that is short Wilshire US Large Cap Growth Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apple Inc	(6,678)	(1,507)	(5.47)%
Amazon.com Inc	(737)	(1,477)	(5.36)%
Alphabet Inc	(1,117)	(1,333)	(4.84)%
Berkshire Hathaway Inc	(5,684)	(1,217)	(4.42)%
Facebook Inc	(5,585)	(918)	(3.33)%
Bank of America Corp	(24,706)	(728)	(2.64)%
Visa Inc	(4,423)	(664)	(2.41)%
UnitedHealth Group Inc	(2,217)	(590)	(2.14)%
Home Depot Inc/The	(2,718)	(563)	(2.04)%
Mastercard Inc	(2,305)	(513)	(1.86)%
Citigroup Inc	(6,748)	(484)	(1.76)%
Boeing Co/The	(1,298)	(483)	(1.75)%
Walt Disney Co/The	(3,759)	(440)	(1.60)%
Comcast Corp	(10,980)	(389)	(1.41)%
NVIDIA Corp	(1,333)	(375)	(1.36)%
Netflix Inc	(819)	(306)	(1.11)%
Honeywell International Inc	(1,898)	(302)	(1.10)%
Adobe Inc	(1,086)	(293)	(1.06)%
NIKE Inc	(3,039)	(257)	(0.93)%
Costco Wholesale Corp	(1,055)	(248)	(0.90)%
Thermo Fisher Scientific Inc	(966)	(236)	(0.86)%
Gilead Sciences Inc	(3,030)	(234)	(0.85)%
salesforce.com Inc	(1,457)	(232)	(0.84)%
Goldman Sachs Group Inc/The	(975)	(219)	(0.79)%
Lockheed Martin Corp	(630)	(218)	(0.79)%
Booking Holdings Inc	(105)	(208)	(0.75)%
Lowe's Cos Inc	(1,808)	(208)	(0.75)%
PayPal Holdings Inc	(2,266)	(199)	(0.72)%
United Parcel Service Inc	(1,691)	(197)	(0.72)%
Starbucks Corp	(3,376)	(192)	(0.70)%
EOG Resources Inc	(1,362)	(174)	(0.63)%
Celgene Corp	(1,937)	(173)	(0.63)%
TJX Cos Inc/The	(2,996)	(168)	(0.61)%
Anthem Inc	(594)	(163)	(0.59)%
Walgreens Boots Alliance Inc	(2,106)	(154)	(0.56)%
Biogen Inc	(430)	(152)	(0.55)%
Danaher Corp	(1,379)	(150)	(0.54)%
Charles Schwab Corp/The	(3,042)	(150)	(0.54)%
American Tower Corp	(1,024)	(149)	(0.54)%
Charter Communications Inc	(445)	(145)	(0.53)%
Aetna Inc	(702)	(142)	(0.52)%
Colgate-Palmolive Co	(2,074)	(139)	(0.50)%
BlackRock Inc	(288)	(136)	(0.49)%
FedEx Corp	(559)	(135)	(0.49)%
Activision Blizzard Inc	(1,576)	(131)	(0.48)%
Bank of New York Mellon Corp/T	(2,504)	(128)	(0.46)%
S&P Global Inc	(618)	(121)	(0.44)%
Express Scripts Holding Co	(1,237)	(118)	(0.43)%
Intuitive Surgical Inc	(203)	(117)	(0.42)%
Cigna Corp	(559)	(116)	(0.42)%

See notes to unaudited consolidated schedule of investments.

20

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(dollar values in thousands, except share and per share amounts)

(cc)	Seeks to provide directional exposure that is long Wilshire US Large Cap Value Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Microsoft Corp	22,325	2,553	6.79%
JPMorgan Chase & Co	10,216	1,153	3.07%
Johnson & Johnson	8,042	1,111	2.96%
Exxon Mobil Corp	12,648	1,075	2.86%
Pfizer Inc	17,336	764	2.03%
Cisco Systems Inc	14,727	716	1.91%
Chevron Corp	5,734	701	1.86%
Wells Fargo & Co	12,923	679	1.81%
Intel Corp	13,503	639	1.70%
Verizon Communications Inc	11,881	634	1.69%
Procter & Gamble Co/The	7,301	608	1.62%
AT&T Inc	17,607	591	1.57%
Merck & Co Inc	7,909	561	1.49%
Coca-Cola Co/The	11,127	514	1.37%
Oracle Corp	9,592	495	1.32%
DowDuPont Inc	7,419	477	1.27%
PepsiCo Inc	3,974	444	1.18%
Walmart Inc	4,570	429	1.14%
AbbVie Inc	4,143	392	1.04%
McDonald's Corp	2,336	391	1.04%
International Business Machine	2,548	385	1.02%
3M Co	1,751	369	0.98%
Abbott Laboratories	4,957	364	0.97%
Philip Morris International In	4,454	363	0.97%
Union Pacific Corp	2,196	358	0.95%
Amgen Inc	1,715	355	0.95%
Altria Group Inc	5,428	327	0.87%
United Technologies Corp	2,291	320	0.85%
Bristol-Myers Squibb Co	4,745	295	0.78%
General Electric Co	25,614	289	0.77%
Eli Lilly & Co	2,640	283	0.75%
Texas Instruments Inc	2,628	282	0.75%
QUALCOMM Inc	3,866	278	0.74%
ConocoPhillips	3,521	273	0.72%
Caterpillar Inc	1,693	258	0.69%
US Bancorp	4,671	247	0.66%
CVS Health Corp	2,971	234	0.62%
Schlumberger Ltd	3,769	230	0.61%
American Express Co	2,059	219	0.58%
NextEra Energy Inc	1,285	215	0.57%
Allergan PLC	1,015	193	0.51%
PNC Financial Services Group I	1,402	191	0.51%
Automatic Data Processing Inc	1,253	189	0.50%
Mondelez International Inc	4,344	187	0.50%
Occidental Petroleum Corp	2,251	185	0.49%
Becton Dickinson and Co	668	174	0.46%
Simon Property Group Inc	982	174	0.46%
Raytheon Co	818	169	0.45%
CSX Corp	2,253	167	0.44%
Duke Energy Corp	2,083	167	0.44%

(dd) Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(54)	(2.67)%

F -	Federal Funds Effective Rate (As of September 30, 2018, F was 2.18%)

LIBOR -	London Interbank Offered Rate (As of September 30, 2018, One Month LIBOR was 2.26%)

USD—US Dollar, JPY—Japanese Yen, CHF—Swiss Franc, CAD—Canadian Dollar, SEK—Swedish Krona, NOK—Norwegian Krone, IDR—Indonesian Rupiah, INR—India Rupee, KRW—South Korean Won, PLN—Polish Zloty, MXN—Mexican Peso, ZAR—South African Rand, SGD—Singapore Dollar, CNH—Chinese Yuan, PHP—Philippine Peso, ILS—Israeli Shekel, CZK—Czech Koruna, EUR—Euro, HUF—Hungarian Forint, RUB—Russian Ruble, NZD—New Zealand Dollar, GBP—British Pound, TRY—Turkish Lira, TWD—Taiwan Dollar, CLP—Chilean Peso, BRL—Brazilian Real, AUD—Australian Dollar

See notes to unaudited consolidated schedule of investments.

21

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the period from May 16, 2017 (Commencement of Operations) to December 31, 2017.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2018:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$23,238	$23,239	27%
Convertible Bonds	13,971	14,097	17%
Convertible Preferred Stock	1,005	1,010	1%
Common Stock	11	11	0%
Short-Term Investments	47,494	47,494	55%
Put Options Purchased	3	2	0%
	$85,722	$85,853	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of September 30, 2018, the Fund was not deemed to “control” any of its portfolio companies and was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2018:

22

Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$47,494	55.3%
Real Estate Investment Trusts	4,792	5.6%
Internet	2,833	3.3%
Media Entertainment	2,690	3.1%
Software	1,970	2.3%
Home Builders	1,926	2.3%
Biotechnology	1,759	2.1%
Semiconductors	1,570	1.8%
Telecommunications	1,424	1.7%
Auto Manufacturers	1,376	1.6%
Aerospace/Defense	1,356	1.6%
Healthcare-Services	1,282	1.5%
Healthcare-Products	1,266	1.5%
Electric	1,010	1.2%
Oil & Gas Services	777	0.9%
Environmental Control	747	0.9%
Distribution/Wholesale	722	0.8%
Entertainment	713	0.8%
IT Services	665	0.8%
Commercial Services	636	0.7%
Advertising	616	0.7%
Lodging	555	0.7%
Insurance	537	0.6%
Pharmaceuticals	537	0.6%
Investment Company Security	502	0.6%
Iron/Steel	501	0.6%
Pipelines	476	0.6%
Electronics	467	0.5%
Engineering & Construction	432	0.5%
Agriculture	418	0.5%
Oil & Gas	379	0.4%
Trucking & Leasing	379	0.4%
Financial Services	360	0.4%
Miscellaneous Manufacturing	356	0.4%
Retail	338	0.4%
Diversified Financial Services	314	0.4%
Real Estate	302	0.4%
Leisure Time	296	0.3%
Packaging & Containers	274	0.3%
Exploration & Production	250	0.3%
Construction Materials	205	0.2%
Gas	203	0.2%
Food	148	0.2%
	$85,853	100.0%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

23

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2018, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs
Level 1—Price quotations in active markets	$1,023
Level 2—Significant other observable inputs	84,830
Level 3—Significant unobservable inputs	-
$85,853

As of September 30, 2018, the Fund’s investments sold short were categorized as follows in the fair value hierarchy:

Valuation Inputs
Level 1—Price quotations in active markets	$(7,552)
Level 2—Significant other observable inputs	(166)
Level 3—Significant unobservable inputs	-
$(7,718)

As of September 30, 2018, the Fund’s total return swaps were categorized as follows in the fair value hierarchy (amount shown represents unrealized gain (loss) at period end):

Valuation Inputs	Assets	Liabilities
Level 1—Price quotations in active markets	$-	$-
Level 2—Significant other observable inputs	658	1,070
Level 3—Significant unobservable inputs	-	-
	$658	$1,070

24

Item 2.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Trust’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

25

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Series Trust

By:	/s/ Michael C. Forman

Name:	Michael C. Forman
Title:	President
Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman

Name:	Michael C. Forman
Title:	President
(Principal Executive Officer)
Date:	November 29, 2018

By:	/s/ William Goebel

Name:	William Goebel
Title:	Chief Financial Officer
(Principal Financial Officer)
Date:	November 29, 2018